ProShares Trust
7272 Wisconsin Avenue, 21st Floor
Bethesda, Maryland 20814
April 8, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust (File Nos. 333-89822; 811-21114)
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of ProShares Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 301 under the Securities Act and Amendment No. 310 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order, among other things, to update the principal investment strategies, principal investments, and principal risks of Ultra Ether ETF (formerly named ProShares Plus Bitcoin ETF) and UltraShort Ether ETF (formerly named ShortPlus Bitcoin ETF). The Amendment does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective 60 days after filing..
Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.
Sincerely,
/s/Kristen Freeman
Kristen Freeman
Senior Director, Counsel - ProShare Advisors LLC
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